Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2020	$ (82,223)	$ 40	$ 21,211	$ (103,474)
Beginning balance, Shares at Dec. 31, 2020		10,795,372
Exercise of options	665	$ 4	661
Exercise of options, Shares		954,183
Stock-based compensation	3,290		3,290
Net loss for the period	(10,074)			(10,074)
Ending balance, Shares at Jun. 30, 2021		11,749,555
Ending balance at Jun. 30, 2021	(88,342)	$ 44	25,162	(113,548)
Beginning Balance at Mar. 31, 2021	(86,928)	$ 41	22,881	(109,850)
Beginning balance, Shares at Mar. 31, 2021		10,912,912
Exercise of options	589	$ 3	586
Exercise of options, Shares		836,643
Stock-based compensation	1,695		1,695
Net loss for the period	(3,698)			(3,698)
Ending balance, Shares at Jun. 30, 2021		11,749,555
Ending balance at Jun. 30, 2021	(88,342)	$ 44	25,162	(113,548)
Beginning Balance at Dec. 31, 2021	182,197	$ 49	312,156	(130,008)
Beginning balance, Shares at Dec. 31, 2021		97,122,405
Exercise of options and RSUs	$ 150	$ 0	150
Exercise of options, Shares	512,357
Exercise of options and RSUs, Shares		542,264
Stock-based compensation	$ 5,908		5,908
Net loss for the period	(15,045)			(15,045)
Ending balance, Shares at Jun. 30, 2022		97,664,669
Ending balance at Jun. 30, 2022	173,210	$ 49	318,214	(145,053)
Beginning Balance at Mar. 31, 2022	179,992	$ 49	315,001	(135,058)
Beginning balance, Shares at Mar. 31, 2022		97,191,467
Exercise of options and RSUs	96	$ 0	96
Exercise of options and RSUs, Shares		473,202
Stock-based compensation	3,117		3,117
Net loss for the period	(9,995)			(9,995)
Ending balance, Shares at Jun. 30, 2022		97,664,669
Ending balance at Jun. 30, 2022	$ 173,210	$ 49	$ 318,214	$ (145,053)